8. Investments in Equity Securities (Details)	12 Months Ended
Jul. 31, 2019 CAD ($) shares
Harborside Inc. Common Shares
Stock Issued During Period, Shares, New Issues | shares	567,205
Stock Issued	$ 2,984,461
Foreign exchange loss	3,255
Realized loss on changes in fair value of investments in equity securities	583,898
Harborside Inc. Warrants
Unrealized loss on investments in equity securities	451,970
Lighthouse Strategies, LLC
Unrealized loss on investments in equity securities	$ 4,921,062